Financial Instruments - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2022 CAD ($) Customer	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2021 CAD ($) Customer
Disclosure of detailed information about financial instruments [Line Items]
Number of customers | Customer			0	0
Percentage concentration risk rate	10.00%
Percentage of change in interest rates	1.00%
Impact on net income due to changes in interest rate	$ 1	$ 2
Fair value of unsecured senior notes				$ 965		$ 969
One Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Number of customers | Customer					1	1
Percentage concentration risk rate		10.00%
Senior Credit Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn			$ 44		$ 118
Real Estate Credit Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn				30		$ 31
Credit Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Trade receivables				$ 24		$ 16